CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Total	Preferred Stock Series B [Member]	Preferred Stock Series C [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2011	$ (2,027,561)	$ 368	$ 11,307	$ 11,838	$ 3,275,296		$ (5,326,370)
Beginning balance, shares at Dec. 31, 2011		368,411	11,307,450	11,837,930
Conversion of all preferred shares into common shares	3,469,985	(368)	(11,307)	13,677	3,467,983
Conversion of all preferred shares into common shares, shares		(368,411)	(11,307,450)	13,677,274
Recapitalization	(20,869)			9,760	(30,629)
Recapitalization, shares				9,760,000
Conversion of convertible notes into common shares	1,775,825			5,293	1,770,532
Conversion of convertible notes into common shares, shares				5,293,152
Issuance of common shares and warrants for cash, net of offering costs	3,025,236			9,920	3,015,316
Issuance of common shares and warrants for cash, net of offering costs, shares				9,920,000
Issuance of common shares and warrants to settle accrued interest	70,654			203	70,451
Issuance of common shares and warrants to settle accrued interest, shares				202,446
Treasury shares acquired for cash	(202,000)			(264)	(131,736)	(70,000)
Treasury shares acquired for cash, shares				(264,000)
Issuance of common shares for services	70,000			200	69,800
Issuance of common shares for services, shares				200,000
Issuance of common shares and warrants for services	43,000			100	42,900
Issuance of common shares and warrants for services, shares				100,000
Issuance of stock options to officers to settle accrued payroll	238,562				238,562
Issuance of stock options to officers to settle note payable	22,000				22,000
Stock-based compensation	347,657				347,657
Shares issued for price protection				4,517	(4,517)
Shares issued for price protection, shares				4,516,917
Net loss	(6,010,734)						(6,010,734)
Ending balance at Dec. 31, 2012	801,755			55,244	12,153,615	(70,000)	(11,337,104)
Ending balance, shares at Dec. 31, 2012				55,243,719
Issuance of common shares and warrants for cash, net of offering costs	1,041,540			3,329	1,038,211
Issuance of common shares and warrants for cash, net of offering costs, shares				3,329,503
Stock-based compensation	154,062				154,062
Net loss	(1,402,982)						(1,402,982)
Ending balance at Apr. 30, 2013	594,375			58,573	13,345,888	(70,000)	(12,740,086)
Ending balance, shares at Apr. 30, 2013	58,373,222			58,573,222
Issuance of common shares for services	216,000			617	215,383
Issuance of common shares for services, shares				617,143
Offering cost for professional services from private placement	(48,240)				(48,240)
Stock-based compensation	608,429				608,429
Warrants issued in financing	483,881				483,881
Warrants exercised	804,049			7,006	797,043
Warrants exercised, shares				7,006,064
Warrant Modification	156,952				156,952
Shares issued for price protection				3,271	(3,271)
Shares issued for price protection, shares				3,270,678
Issuance of common shares for cash	750,000			3,947	746,053
Issuance of common shares for cash, shares				3,947,371
Net loss	(5,350,348)						(5,350,348)
Ending balance at Apr. 30, 2014	(1,784,902)			73,414	16,302,118	(70,000)	(18,090,434)
Ending balance, shares at Apr. 30, 2014	73,214,478			73,414,478
Offering cost for professional services from private placement	(75,000)				(75,000)
Stock-based compensation	97,203				97,203
Shares issued for price protection				3,473	(3,473)
Shares issued for price protection, shares				3,473,259
Issuance of common shares for cash	1,781,500			11,316	1,770,184
Issuance of common shares for cash, shares				11,315,283
Net loss	(864,261)						(864,261)
Ending balance at Jul. 31, 2014	$ (845,460)			$ 88,203	$ 18,091,032	$ (70,000)	$ (18,954,695)
Ending balance, shares at Jul. 31, 2014	88,003,020			88,203,020